Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
7.      Prepayments and Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31
	2012	2013
VAT receivable	12,736	5,064
Receivables from storage facilities	1,304	3,938
Receivables from voyages	2,631	6,419
Other prepayments and current assets	15,461	23,286
Total	$ 32,132	$ 38,707

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